Equity (Deficit) - Summary of Certificate of Contribution "A" (Detail) - Contributions A - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of equity [line items]
Certificates of Contribution, Beginning Balance	$ 1,352,716,466	$ 1,196,207,416
Increase in certificates of contribution	395,313,191	156,509,050
Certificates of Contribution, Ending Balance	$ 1,748,029,657	$ 1,352,716,466